Dreyfus
GNMA
Fund, Inc.
Semi-Annual Report

October 31, 1995

Letter to Shareholders

Dear Shareholder:
    We are pleased to provide you with this semi-annual report on the Dreyfus GNMA Fund, Inc. For the six-month period ended October 31, 1995, your Fund produced a total return, including bond price changes and interest income, of 6.47%, and for the last three months, 2.85%.* Dividends paid from net investment income for the last six months amounted to $.491 per share representing an annualized distribution rate per share of 6.66%.**

THE ECONOMY

    Concerns about lagging economic growth prompted the Federal Reserve to ease the Fed funds rate in July. This was the first indication that the Fed was moving away from its long-standing policy dedicated to wringing inflation out of the economy. The bond market has been well ahead of the Federal Reserve in viewing inflation as under control. Economic indicators remain mixed, some causing concern about possible recession, while others point toward continued expansion.

    During times of business uncertainty, attention often shifts to the consumer sector of the economy, more particularly, regarding the consumer's ability to spend. Here, there are some indications that consumers are being pinched. There is little doubt that the economic recovery has been productivity-driven. That is, corporations have succeeded in paring expenses from their cost of doing business. With this reduction in overhead, bottom line profits have grown dramatically. Yet little of this corporate prosperity has spilled over into the consumer sector of the economy. Wages and salaries grew at under 3% over the past year, not even keeping pace with inflation. An additional consumer concern: new job creation is at the slowest pace of the post-World War II era. And recent retail sales reports were the weakest since June 1991 when the economy was in recession. Also, there is worry that the coming Holiday season will be a poor one for retailers, since debt-burdened consumers may spend cautiously.

    Yet, there are also significant signs of continued economic growth. Despite the above indications of a potential slowdown in consumer spending, measures of consumer confidence remain high. Business capital spending and home-building activity continue to surge, providing substantial fuel for economic growth. Business investment in durable equipment when calculated as a percentage of Gross Domestic Product (GDP) is at a 35-year high with no sign of letup. Job and wage growth is slow but the index of hours worked (a key determinant of GDP growth and income generation) is rising. Providing additional confidence is the fact that the four-and-a-half year recovery has been well balanced: corporate debt issuance has been moderate and the banking system is not overstretched.

MARKET ENVIRONMENT

    The bond market recovered strongly in 1995 as long-term interest rates fell. Because of the prepayment (refinance) provisions attached to mortgages, GNMA securities trade in the market as intermediate term bonds. Accordingly, the investment performance of these securities has been generally similar to that of intermediate term U.S. Treasury securities.

    If economic conditions remain sluggish and Congress is able to arrive at an acceptable budget accord, there is a good chance that the Fed will ease further. We believe this indicates a rather favorable outlook for bond markets in general, particularly with inflation under control. But inflation can only go so low and we are wary that the bond market strength may be counting too much on continued improvement on the price front. Thus, while we remain nearly fully invested in this improving market, we are alert to the stimulatory effects of easing monetary policy and are watchful for any signs of rekindling inflation.

THE PORTFOLIO

    From a portfolio management standpoint, we have added to the GNMA 7% coupon securities, by increasing the position from 3% to 21% of the total portfolio. Furthermore, we decreased our holdings in GNMA 8% and 8.5% coupon securities by approximately 4% each. By reducing these holdings, we eliminated some of the more recently issued, higher coupon securities. Thus we reduced, to a degree, the prepayment rate of the total fund, preferring to hold more seasoned securities. By lowering the coupon, we were also able to add to the duration of the Fund, better positioning the portfolio to take advantage of a declining interest rate environment.

    The high level of volatility exhibited by the fixed-income markets in general over recent years underscores the need to maintain a disciplined and long-term focus. Solid market performance thus far in 1995 has rewarded the patient investor.

    Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we appreciate greatly your continued confidence in the Fund and in The Dreyfus Corporation.

                                                          Very truly yours,



                                                          Garitt A. Kono
                                                          Portfolio Manager
November 15, 1995
New York, N.Y.

*  Total return includes reinvestment of dividends.
**Annualized distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the net asset value per share at the end of the period.

Dreyfus GNMA Fund, Inc.
-------------------------------------------------------------------------
Statement of Investments                     October 31, 1995 (Unaudited)

                                                                                      Principal
Bonds and Notes--98.3%                                                                  Amount               Value
----------------------                                                             ----------------     ---------------
Mortgage-Backed Certificates--85.6%

Government National Mortgage Association I:
    7%, 2/15/2022-9/15/2025............................................              $  305,809,622      $  303,993,113
    7 1/2%, 2/15/2017-6/15/2025........................................                 234,506,869         237,809,263
    8%, 4/15/2017-1/15/2032............................................                 149,572,236         154,064,390
    8 1/2%, 2/15/2006-3/15/2025........................................                 143,202,492         149,302,912
    9%, 7/15/2001-12/15/2022...........................................                  95,055,643         100,398,690
    9 1/4%, 10/15/2023.................................................                   6,992,384           7,370,393
    9 1/2%, 1/15/2016-11/15/2024.......................................                  73,730,304          79,362,150
    10%, 11/15/2009-10/15/2020.........................................                  45,992,104          50,575,381
    10 1/2%, 11/15/2013-6/15/2021......................................                  35,736,548          39,729,841
    11%, 7/15/1999-9/15/2019...........................................                  49,679,650          56,329,498
    11 1/2%, 3/15/2010-7/15/2019.......................................                  19,079,991          21,846,324
    12%, 2/15/2015.....................................................                      38,859              44,930
                                                                                                         --------------
                                                                                                          1,200,826,885
                                                                                                         --------------

Government National Mortgage Association II:
    9%, 3/20/2016......................................................                   2,965,985           3,114,284
    9 1/2%, 2/20/2016-2/20/2025........................................                  13,720,113          14,561,142
    10 1/2%, 7/20/2013-9/20/2018.......................................                   6,240,152           6,829,446
    12%, 9/20/2013-12/20/2015..........................................                   1,530,866           1,720,843
    13 1/2%, 7/20/2014-6/20/2015.......................................                     980,721           1,127,159
                                                                                                         --------------
                                                                                                             27,352,874
                                                                                                         --------------
Government National Mortgage Association I,
    Graduated Payment Mortgage:
    10 1/4%, 7/15/2018-10/15/2018......................................                     332,868             366,258
    10 3/4%, 3/15/2010-4/15/2016.......................................                     965,415           1,070,052
    11%, 9/15/2010-3/15/2011...........................................                     597,517             659,889
    11 1/4%, 7/15/2015-1/15/2016.......................................                   2,039,965           2,287,944
    12 1/4%, 2/15/2014-3/15/2015.......................................                      69,732              78,993
                                                                                                         --------------
                                                                                                              4,463,136
                                                                                                         --------------
Government National Mortgage Association II,
    Graduated Payment Mortgage:
    11 1/4%, 4/20/2014-1/20/2016.......................................                     475,621             532,286
    11 3/4%, 6/20/2015-1/20/2016.......................................                     347,014             389,089
                                                                                                         --------------
                                                                                                                921,375
                                                                                                         --------------
Total Mortgage-Backed Certificates  ...................................                                   1,233,564,270
                                                                                                         --------------
                                                                                                         --------------
U.S. Treasury Bonds--3.3%
    6 7/8%, 8/15/2025..................................................                  20,000,000          21,434,380
    8 7/8%, 2/15/2019..................................................                  20,000,000          25,812,500
                                                                                                         --------------
Total U.S. Treasury Bonds..............................................                                      47,246,880
                                                                                                         --------------
                                                                                                         --------------

Dreyfus GNMA Fund, Inc.
---------------------------------------------------------------------------
Statement of Investments (continued)           October 31, 1995 (Unaudited)

                                                                                        Principal
Bonds and Notes (continued)                                                               Amount             Value
---------------------------                                                           -------------      --------------
U.S. Treasury Notes--9.4%
    6 1/2%, 8/15/2005..................................................               $ 132,000,000      $  136,537,500
                                                                                                         --------------
                                                                                                         --------------
TOTAL BONDS AND NOTES
    (cost $1,375,361,235)..............................................                                  $1,417,348,650
                                                                                                         --------------
                                                                                                         --------------
                                                                                        Principal
Short-Term Investment--1.0%                                                               Amount             Value
---------------------------                                                           -------------      --------------
Repurchase Agreement;
Lehman Government Securities Inc., 5.87%
    Dated 10/31/1995, Due 11/1/1995 in the amount of $14,202,315
    (fully collateralized by $14,765,000 U.S. Treasury Bills due 3/7/1996,
    value $14,488,415)
    (cost $14,200,000).................................................              $  14,200,000       $   14,200,000
                                                                                                         --------------
                                                                                                         --------------

TOTAL INVESTMENTS
    (cost $1,389,561,235)..............................................                       99.3%      $1,431,548,650
                                                                                             ------      --------------
                                                                                             ------      --------------
CASH AND RECEIVABLES (NET).............................................                         .7%      $    9,770,280
                                                                                             ------      --------------
                                                                                             ------      --------------
NET ASSETS.............................................................                      100.0%      $1,441,318,930
                                                                                             ------      --------------
                                                                                             ------      --------------

See independent accountants' review report and notes to financial statements.

Dreyfus GNMA Fund, Inc.
-------------------------------------------------------------------------------
Statement of Assets and Liabilities                October 31, 1995 (Unaudited)

ASSETS:
   Investments in securities, at value--Note 1(a,b)
      (cost $1,389,561,235)--see statement.............................                                 $1,431,548,650
   Cash................................................................                                      1,289,428
   Interest receivable.................................................                                     10,705,060
   Receivable for subscriptions to Common Stock........................                                            250
   Prepaid expenses....................................................                                         64,547
                                                                                                       ---------------
                                                                                                         1,443,607,935

LIABILITIES:
   Due to The Dreyfus Corporation......................................                $    946,297
   Due to Distributor..................................................                      30,111
   Payable for Common Stock redeemed...................................                     710,123
   Accrued expenses....................................................                     602,474          2,289,005
                                                                                       ------------     --------------

NET ASSETS.............................................................                                 $1,441,318,930
                                                                                                       ---------------
                                                                                                       ---------------

REPRESENTED BY:
   Paid-in capital.....................................................                                 $1,495,644,224
   Accumulated undistributed investment income-net.....................                                     10,696,118
   Accumulated net realized (loss) on investments......................                                   (107,008,827)
   Accumulated net unrealized appreciation on investments--Note 3.......                                    41,987,415
                                                                                                       ---------------

NET ASSETS at value applicable to 97,772,669 outstanding shares of
   Common Stock, equivalent to $14.74 per share
   (1.1 billion shares of $.01 par value authorized)...................                                $ 1,441,318,930
                                                                                                       ---------------
                                                                                                       ---------------


See independent accountants' review report and notes to financial statements.

Dreyfus GNMA Fund, Inc.
-------------------------------------------------------------------------------
Statement of Operations           six months ended October 31, 1995 (Unaudited)

INVESTMENT INCOME:
    Interest Income....................................................                                 $ 55,713,899

    Expenses:
    Management fee--Note 2(a)...........................................                 $ 4,361,885
    Shareholder servicing costs--Note 2(b)..............................                   2,057,531
    Custodian fees......................................................                     251,385
    Prospectus and shareholders' reports--Note 2(b).....................                     152,744
    Professional fees...................................................                      51,741
    Directors' fees and expenses--Note 2(c).............................                      27,371
    Registration fees...................................................                      24,089
    Miscellaneous.......................................................                      25,325
                                                                                          ----------
      Total Expenses....................................................                                     6,952,071
                                                                                                          ------------
      INVESTMENT INCOME--NET............................................                                    48,761,828

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments--Note 3............................                 $27,385,720
    Net unrealized appreciation on investments..........................                  14,509,040
                                                                                          ----------
      NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS..................                                    41,894,760
                                                                                                         ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................                                  $ 90,656,588
                                                                                                         ------------
                                                                                                         ------------

See independent accountants' review report and notes to financial statements.

Dreyfus GNMA Fund, Inc.
-------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                               Year Ended        Six Months Ended
                                                                                April 30,        October 31, 1995,
                                                                                  1995              (Unaudited)
                                                                             --------------       --------------
OPERATIONS:
    Investment income--net.............................................      $  103,047,317       $   48,761,828
    Net realized gain (loss) on investments............................         (80,789,008)          27,385,720
    Net unrealized appreciation on investments for the period..........          59,067,593           14,509,040
                                                                             --------------       --------------
      Net Increase In Net Assets Resulting From Operations.............          81,325,902           90,656,588
                                                                             --------------       --------------
NET EQUALIZATION (DEBITS)--Note 1(e)....................................           (782,557)            (263,190)
                                                                             --------------       --------------
DIVIDENDS TO SHAREHOLDERS FROM;
    Investment income--net..............................................       (100,907,536)         (48,738,280)
                                                                             --------------       --------------

CAPITAL STOCK TRANSACTIONS:
    Net proceeds from shares sold......................................          98,695,554           46,172,165
    Dividends reinvested...............................................          76,473,356           36,919,332
    Cost of shares redeemed............................................        (320,877,856)        (119,301,123)
                                                                             --------------       --------------
      (Decrease) In Net Assets From Capital Stock Transactions.........        (145,708,946)         (36,209,626)
                                                                             --------------       --------------
        Total Increase (Decrease) In Net Assets........................        (166,073,137)           5,445,492

NET ASSETS:
    Beginning of period................................................       1,601,946,575        1,435,873,438
                                                                             --------------       --------------
    End of period (including undistributed investment income-net:
      $10,935,760 and $10,696,118, respectively).......................      $1,435,873,438       $1,441,318,930
                                                                             --------------       --------------
                                                                             --------------       --------------


                                                                                Shares                Shares
                                                                             --------------       --------------
CAPITAL SHARE TRANSACTIONS:
    Shares sold........................................................           6,996,614            3,184,148
    Shares issued for dividends reinvested.............................           5,428,508            2,554,672
    Shares redeemed....................................................         (22,822,022)          (8,230,074)
                                                                             --------------       --------------
    Net (Decrease) In Shares Outstanding...............................         (10,396,900)          (2,491,254)
                                                                             --------------       --------------
                                                                             --------------       --------------

See independent accountants' review report and notes to financial statements.

Dreyfus GNMA Fund, Inc.
-------------------------------------------------------------------------------
Financial Highlights

        Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                   Year Ended April 30,                        Six Months Ended
                                                 -----------------------------------------------------         October 31, 1995
PER SHARE DATA:                                  1991          1992        1993        1994        1995          (Unaudited)
                                                 ----          ----        ----        ----        ----        ----------------
    Net asset value, beginning of period...    $14.07        $14.74      $14.90      $15.35      $14.48             $14.32
                                               ------        ------      ------      ------      ------             ------
    Investment Operations:
    Investment income--net.................      1.27          1.20        1.10         .99         .98                .49
    Net realized and unrealized gain (loss)
      on investments.......................       .68           .17         .46        (.87)       (.18)               .42
                                               ------        ------      ------      ------      ------             ------
      Total from Investment Operations.....      1.95          1.37        1.56         .12         .80                .91
                                               ------        ------      ------      ------      ------             ------
    Distributions;
    Dividends from investment income--net..     (1.28)        (1.21)      (1.11)       (.99)       (.96)              (.49)
                                               ------        ------      ------      ------      ------             ------
    Net asset value, end of period.........    $14.74        $14.90      $15.35      $14.48      $14.32             $14.74
                                               ------        ------      ------      ------      ------             ------
                                               ------        ------      ------      ------      ------             ------
TOTAL INVESTMENT RETURN....................     14.44%         9.65%      10.80%        .71%       5.81%             12.83%(1)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets       .97%          .95%        .94%        .95%        .97%               .95%(1)
    Ratio of net investment income to
      average net assets...................      8.81%         8.05%       7.20%       6.54%       6.90%              6.71%(1)
    Portfolio Turnover Rate................     25.85%        61.00%     155.90%     211.40%     362.70%             86.99%(2)
    Net Assets, end of period
      (000's Omitted)..................... $1,583,793    $1,756,776  $1,857,468  $1,601,947  $1,435,873         $1,441,319

-----------
(1) Annualized.
(2) Not annualized.

See independent accountants' review report and notes to financial statements.

Dreyfus GNMA Fund, Inc.
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

        The Fund is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares, which are sold to the public without a sales load. The Distributor, located at One Exchange Place, Boston, Massachusetts 02109, is a wholly-owned subsidiary of FDI Distribution Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiar y of FDI Holdings, Inc., the parent company of which is Boston Institutional Group, Inc. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.

        (a) Portfolio valuation: The Fund's investments (excluding short-term investments) are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments are carried at amortized cost, which approximates value.

        (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income (including, where applicable, amortization of discount on short-term investments) is recognized on the accrual basis.

        The Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund's Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

        (c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

        On October 31, 1995, the Board of Directors declared a cash dividend of $.079 per share from undistributed investment income-net, payable on November 1, 1995 (ex-dividend date) to shareholders of record as of the close of business on October 31, 1995.

Dreyfus GNMA Fund, Inc.
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

        (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

        The Fund has an unused capital loss carryover of approximately $102,569,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 1995. The carryover does not include net realized securities losses from November 1, 1994 through April 30, 1995 which are treated, for Federal income tax purposes, as arising in fiscal 1996. If not applied, $3,786,000 of the carryover expires in fiscal 1997, $34,058,000 expires in fiscal 1998 and $64,725,000 expires in fiscal 2003.

        (e) Equalization: The Fund follows the accounting practice known as "equalization" by which a portion of the amounts received on issuances and the amounts paid on redemptions of Fund shares (equivalent, on a per share basis, to the amount of distributable investment income-net on the date of the transaction) is allocated to undistributed investment income-net so that undistributed investment income-net per share is unaffected by Fund shares issued or redeemed.

NOTE 2--Management Fee and Other Transactions With Affiliates:

        (a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .60 of 1% of the average daily value of the Fund's net assets and is payable monthly. The Agreement provides for an expense reimbursement from the Manager should the Fund's aggregate expenses, exclusive of taxes, interest, brokerage and extraordinary expenses, exceed
1-1/2% of the average daily value of the Fund's net assets for any full fiscal year. No expense reimbursement was required for the six months ended October 31, 1995.

        (b) Under the Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, the Fund (a) reimburses the Distributor for payments to certain Service Agents for distributing the Fund's shares and servicing shareholder accounts ("Servicing") and (b) pays the Manager, Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, and any affiliate of either of them (collectively "Dreyfus") for advertising and marketing relating to the Fund and for Servicing, at an aggregate annual rate of .20 of 1% of the value of the Fund's average daily net assets. Each of the Distributor and Dreyfus may pay one or more Service Agents a fee in respect of the Fund's shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. Each of the Distributor and Dreyfus determine the amounts, if any, to be paid to Service Agents to which it will make payments and the basis on which such payments are made. The Plan also separately provides for the Fund to bear the costs of preparing, printing and distributing certain of the Fund's prospectuses and statements of additional information and costs associated with implementing and operating the Plan, not to exceed the greater of $100,000 or .005 of 1% of the Fund's average daily net assets for any full fiscal year.

        During the six months ended October 31, 1995, $1,464,850 was charged to the Fund pursuant to the Plan.

        (c) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

Dreyfus GNMA Fund, Inc.
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3--Securities Transactions:

        The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the six months ended October 31, 1995, amounted to $1,219,933,783 and $1,216,043,354, respectively.

        At October 31, 1995, accumulated net unrealized appreciation on investments was $41,987,415, consisting of $44,026,310 gross unrealized appreciation and $2,038,895 gross unrealized depreciation.

        At October 31, 1995, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


Review Report of Ernst & Young LLP, Independent Accountants

Shareholders and Board of Directors
Dreyfus GNMA Fund, Inc.

        We have reviewed the accompanying statement of assets and liabilities of Dreyfus GNMA Fund, Inc., including the statement of investments, as of October 31, 1995, and the related statements of operations and changes in net assets and financial highlights for the six month period ended October 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management.

        We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with generally accepted auditing standards, which will be performed for the full year with the objective of expressing an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.

        Based on our review, we are not aware of any material modifications that should be made to the interim financial statements and financial highlights referred to above for them to be in conformity with generally accepted accounting principles.

        We have previously audited, in accordance with generally accepted auditing standards, the statement of changes in net assets for the year ended April 30, 1995 and financial highlights for each of the five years in the period ended April 30, 1995 and in our report dated June 6, 1995, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

                                               ERNST & YOUNG


New York, New York
December 7, 1995

Dreyfus GNMA Fund, Inc.
200 Park Avenue
New York, NY10166
Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
90 Washington Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
First Data Investor Services Group, Inc.
P.O. Box 9671
Providence, RI 02940


Further information is contained
in the Prospectus, which must
precede or accompany this report.





Printed in U.S.A.                           265SA9510